UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006
(Name and address of agent for service)
Registrant’s telephone number, including area code 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: December 31, 2008

Item 1. Reports to Stockholders.

AZL FusionSM
Balanced Fund
Annual Report
December 31, 2008

Management Discussion and Analysis

Expense Example and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Balanced Fund
Allianz Investment Management LLC (formerly Allianz Life Advisers, LLC) serves as the Manager for the AZL FusionSM Balanced Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2008?
For the 12-month period ended December 31, 2008, the AZL FusionSM Balanced Fund returned –27.44%. That compared to a –17.94% total return for its benchmark, a composite index comprised of equal weightings in the S&P 500 Index1 and the Barclays Capital U.S. Aggregate Bond Index1 (formerly Lehman Brothers U.S. Aggregate Bond Index).
The AZL FusionSM Balanced Fund generates broad diversification2 by investing in 26 underlying funds as of December 31, 2008, including portfolios that invest in stocks as well as portfolios that invest in fixed-income securities. The Fund also invests in non-traditional investments such as commodities and global tactical asset allocation strategies. The Fund typically holds between 40% and 60% of its assets in equity funds and 40% to 60% of its assets in fixed-income funds.*
Bonds outperformed stocks during 2008: The Barclays Capital U.S. Aggregate Bond Index gained 5.24% for the year, while the S&P 500 returned –37.00%. Certain assets held by the Fund underperformed the U.S. market, including international shares, emerging market equities and global real estate.*
As the market crisis intensified in the second half of the year, asset classes became increasingly correlated, meaning they moved in similar patterns. This limited the benefits of a diversified portfolio. Investments in Treasury Inflation Protected Securities (TIPS), emerging market bonds and high yield bonds dragged on the relative returns of the Fund’s fixed-income allocation. The Fund’s allocation to commodities also detracted from relative performance due to the sharp drop-off in commodity prices in the second half of the year.*
Most portfolios held by the Fund posted losses for the period under review. Weak returns from the following portfolios particularly weighed on the Fund’s absolute performance: PIMCO VIT High Yield Portfolio; PIMCO VIT Emerging Markets Portfolio; AZL® Schroder Emerging Markets Equity Fund; AZL® Van Kampen Global Real Estate Fund; and PIMCO VIT CommodityRealReturn Portfolio. However, PIMCO VIT Total Return Portfolio benefited the Fund’s overall performance.*
A number of portfolios also lagged their benchmarks and therefore weighed on relative performance. These portfolios included PIMCO VIT Global Bond Portfolio and PIMCO VIT Real Return Portfolio in the fixed-income allocation, and the AZL® Legg Mason Value Fund, AZL® Columbia Mid Cap Value Fund and the AZL® OCC Opportunity Fund in the equity allocation.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2008.

[1]	The Standard & Poor’s 500 Index (“S&P 500”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index.

[2]	Diversification does not guarantee a profit nor protect against a loss.

1

AZL FusionSM Balanced Fund Review
Fund Objective
The Fund seeks to achieve long term capital appreciation with preservation of capital as an important consideration. The Fund is a professionally managed fund which seeks to achieve its goal through investments in a combination of Permitted Underlying Funds that represent different asset classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Funds benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Return as of December 31, 2008

			Since
	1	3	Inception
	Year	Year	(4/29/05)

AZL FusionSM Balanced Fund	-27.44%	-5.24%	-2.45%

Balanced Composite Index	-17.94%	-1.37%	0.31%

S&P 500 Index	-37.00%	-8.36%	-4.61%

Barclays Capital U.S. Aggregate Bond Index	5.24%	5.51%	4.92%

Expense Ratio

Gross	1.27%[1]

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2008. The Manager and the Fund have entered into a written contract limiting operating expenses to 0.30% through April 30, 2010. Additional information pertaining to the December 31, 2008 expense ratios can be found in the financial highlights.

[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against a composite index (the “Balanced Composite Index”) which consists of 50% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 50% of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index). The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08
AZL Fusion Balanced Fund	$1,000.00	$762.60	$1.06	0.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08
AZL Fusion Balanced Fund	$1,000.00	$1,023.93	$1.22	0.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Balanced Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2008:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	2.4%
AZL Alternative Investments Trust	5.0
AZL BlackRock Capital Appreciation Fund	2.4
AZL Columbia Mid Cap Value Fund	1.4
AZL Davis NY Venture Fund	6.3
Dreyfus Treasury Prime Cash Management	0.0
AZL Franklin Small Cap Value Fund	1.9
AZL Jennison 20/20 Focus Fund	5.8
AZL NACM International Fund	2.4
AZL OCC Opportunity Fund	1.0
AZL PIMCO Fundamental IndexPLUS Total Return Fund	3.0
AZL S&P Index Fund	3.2
AZL Schroder Emerging Markets Equity Fund	2.0
AZL Schroder International Small Cap Fund	2.9
AZL Strategic Investments Trust	2.3
AZL Turner Quantitative Small Cap Growth Fund	1.0
AZL Van Kampen Comstock Fund	5.8
AZL Van Kampen Global Real Estate Fund	1.9
AZL Van Kampen Mid Cap Growth Fund	2.0
PIMCO PVIT CommodityRealReturn Portfolio	1.7
PIMCO PVIT Emerging Markets Bond Portfolio	5.4
PIMCO PVIT Global Bond Portfolio	9.6
PIMCO PVIT High Yield Portfolio	5.2
PIMCO PVIT Real Return Portfolio	5.2
PIMCO PVIT Total Return Portfolio	19.2
Premier VIT OpCap Mid Cap Portfolio	1.0

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
December 31, 2008

		Fair
Shares		Value
Affiliated Investment Companies (99.9%):
703,416	AZL AIM International Equity Fund	$7,252,218
1,913,146	AZL Alternative Investments Trust*	15,018,198
822,122	AZL BlackRock Capital Appreciation Fund*	7,119,573
864,754	AZL Columbia Mid Cap Value Fund	4,332,418
2,311,542	AZL Davis NY Venture Fund	18,700,376
547,605	AZL Franklin Small Cap Value Fund	5,645,803
2,058,247	AZL Jennison 20/20 Focus Fund	17,371,602
1,414,351	AZL NACM International Fund	7,241,479
426,334	AZL OCC Opportunity Fund*	2,971,547
1,468,847	AZL PIMCO Fundamental IndexPLUS Total Return Fund*	8,886,523
1,555,752	AZL S&P 500 Index Fund, Class 2	9,567,875
1,287,595	AZL Schroder Emerging Markets Equity Fund, Class 2	5,871,432
1,751,671	AZL Schroder International Small Cap Fund	8,705,804
674,277	AZL Strategic Investments Trust	6,742,765
486,098	AZL Turner Quantitative Small Cap Growth Fund*	2,848,536
2,812,459	AZL Van Kampen Comstock Fund	17,352,872
1,054,092	AZL Van Kampen Global Real Estate Fund	5,755,344
859,306	AZL Van Kampen Mid Cap Growth Fund	5,886,248
746,307	PIMCO PVIT CommodityRealReturn Portfolio	5,224,148
1,564,964	PIMCO PVIT Emerging Markets Bond Portfolio	16,150,425
2,347,850	PIMCO PVIT Global Bond Portfolio	28,761,165
2,774,560	PIMCO PVIT High Yield Portfolio	15,704,011
1,379,747	PIMCO PVIT Real Return Portfolio	15,535,954
5,562,702	PIMCO PVIT Total Return Portfolio	57,351,456
335,898	Premier VIT OpCap Mid Cap Portfolio	2,908,881

Total Affiliated Investment Companies (Cost $373,125,652)		298,906,653

Investment Company (0.1%):
134,448	Dreyfus Treasury Prime Cash Management, 0.17%(a)	134,448

Total Investment Company (Cost $134,448)		134,448

Total Investment Securities (Cost $373,260,100)(b) — 100.0%		299,041,101
Net other assets (liabilities) — 0.0%		113,520

Net Assets — 100.0%		$299,154,621

Percentages indicated are based on net assets as of December 31, 2008.

*	Non-income producing security.

(a)	The rate presented represents the effective yield at December 31, 2008.

(b)	Cost for federal income tax purposes is $392,962,768. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,015,542
Unrealized depreciation	(94,937,209)

Net unrealized depreciation	$(93,921,667)

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
December 31, 2008

AZL Fusion
Balanced Fund

Assets:
Investments in affiliates, at cost	$373,125,652
Investments in non-affiliates, at cost	134,448

Total Investment Securities, at cost	$373,260,100

Investments in affiliates, at value	$298,906,653
Investments in non-affiliates, at value	134,448

Total Investment Securities, at value	299,041,101
Interest and dividends receivable	538,707
Receivable for capital shares issued	317,651
Receivable for affiliated investments sold	9,270,097
Prepaid expenses	7,773

Total Assets	309,175,329

Liabilities:
Payable for affiliated investments purchased	9,944,994
Manager fees payable	35,381
Administration fees payable	5,312
Administrative and compliance services fees payable	3,754
Other accrued liabilities	31,267

Total Liabilities	10,020,708

Net Assets	$299,154,621

Net Assets Consist of:
Capital	$394,673,738
Accumulated net investment income/(loss)	9,693,373
Accumulated net realized gains/(losses) from investment transactions	(30,993,491)
Net unrealized appreciation/(depreciation) on investments	(74,218,999)

Net Assets	$299,154,621

Shares of beneficial interest (unlimited number of shares authorized, no par value)	35,809,085
Net Asset Value (offering and redemption price per share)	$8.35

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Year Ended December 31, 2008

AZL Fusion
Balanced Fund

Investment Income:
Interest	$20,555
Dividends	9,317,599

Total Investment Income	9,338,154

Expenses:
Manager fees	714,937
Administration fees	62,883
Custodian fees	5,507
Administrative and compliance service fees	14,157
Trustees’ fees	31,270
Professional fees	21,397
Shareholder reports	8,532
Interest expense on cash overdraft	20,700
Other expenses	24,717

Total expenses before reductions	904,100
Less expenses waived/reimbursed by the Manager	(22,893)

Net expenses	881,207

Net Investment Income/(Loss)	8,456,947

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(42,576,934)
Net realized gain distributions from affiliated underlying funds	14,809,123
Net realized gains/(losses) on security transactions from non-affiliates	1,357,352
Change in unrealized appreciation/(depreciation) on investments	(92,789,144)

Net Realized/ Unrealized Gains/(Losses) on Investments	(119,199,603)

Change in Net Assets Resulting From Operations	$(110,742,656)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion
	Balanced Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2008	2007
Change in Net Assets:
Operations:
Net investment income/(loss)	$8,456,947	$8,072,672
Net realized gains/(losses) on investment transactions	(26,410,459)	10,808,089
Change in unrealized appreciation/(depreciation) on investments	(92,789,144)	2,470,660

Change in net assets resulting from operations	(110,742,656)	21,351,421

Dividends to Shareholders:
From net investment income	(8,487,976)	(4,438,679)
From net realized gains on investments	(11,513,983)	(4,028,596)

Change in net assets resulting from dividends to shareholders	(20,001,959)	(8,467,275)

Capital Transactions:
Proceeds from shares issued	160,686,778	117,254,831
Proceeds from dividends reinvested	20,001,959	8,467,275
Value of shares redeemed	(119,183,242)	(45,157,112)

Change in net assets resulting from capital transactions	61,505,495	80,564,994

Change in net assets	(69,239,120)	93,449,140
Net Assets:
Beginning of period	368,393,741	274,944,601

End of period	$299,154,621	$368,393,741

Accumulated net investment income/(loss)	$9,693,373	$9,010,965

Share Transactions:
Shares issued	15,261,267	9,749,537
Dividends reinvested	1,947,610	715,142
Shares redeemed	(11,685,338)	(3,784,822)

Change in shares	5,523,539	6,679,857

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

				April 29, 2005 to
	Year Ended December 31,			December 31,
	2008	2007	2006	2005(a)

Net Asset Value, Beginning of Period	$12.16	$11.65	$10.73	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.20	0.24	0.16	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	(3.43)	0.58	0.85	0.67

Total from Investment Activities	(3.23)	0.82	1.01	0.73

Dividends to Shareholders From:
Net Investment Income	(0.25)	(0.16)	(0.03)	—
Net Realized Gains	(0.33)	(0.15)	(0.06)	—

Total Dividends	(0.58)	(0.31)	(0.09)	—

Net Asset Value, End of Period	$8.35	$12.16	$11.65	$10.73

Total Return(b)(c)	(27.44)%	7.11%	9.49%	7.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$299,155	$368,394	$274,945	$117,000
Net Investment Income/(Loss)(d)	2.37%	2.49%	2.18%	1.75%
Expenses Before Reductions(d) (e)	0.25%	0.26%	0.30%	0.50%
Expenses Net of Reductions(d)	0.25%	0.26%	0.30%	0.30%
Portfolio Turnover Rate(c)	61.54%	32.61%	44.38%	3.96%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements
December 31, 2008

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Balanced Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the Fund’s adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2008

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees) and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the year ended December 31, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Balanced Fund	0.20%	0.30%

*	Effective November 1, 2008 the Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. For the period January 1, 2008 through October 31, 2008 the voluntary waiver was not in effect.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2008 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2008

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2008, $14,531 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended December 31, 2008, actual Trustee compensation was $658,000 in total for both Trusts.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of December 31, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investment	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$277,280,138	$—
Level 2 — Other Significant Observable Inputs	21,760,963	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$299,041,101	$—

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2008

5. Security Purchases and Sales

For the year ended December 31, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Balanced Fund	$285,719,273	$220,940,308

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended December 31, 2008.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $26,761,780 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Balanced Fund	$13,699,782	$6,302,177	$20,001,959

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2007 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Balanced Fund	$6,819,661	$1,647,614	$8,467,275

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2008

As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	Earnings (Deficit)
AZL Fusion Balanced Fund	$12,764,838	$12,399,492	$25,164,330	$(26,761,780)	$(93,921,667)	$(95,519,117)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Balanced Fund (the Fund) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for each period in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodians and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each year in the two-year period then ended, and the financial highlights for each period in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 25, 2009

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For corporate shareholders, 5.93% of the total ordinary income distributions paid during the year ended December 31, 2008 qualify for the corporate dividends received deduction.

For the period ended December 31, 2008, the Fund had net long-term capital gains of $6,302,177.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to 0.20% of each Fund’s average daily net assets. As noted below, the Manager has agreed to temporarily reduce this fee to 0.15% for the period November 1, 2008 through April 30, 2010. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed 0.30% until at least May 1, 2010.

Morningstar Associates, LLC (“Morningstar”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement the Manager pays Morningstar 0.12% of the average daily net assets of the Funds.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on

18

particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2008. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 15, 2008, and at “in person” Board of Trustees meetings held October 21 and 22, 2008. The Agreement was approved at the Board meeting of October 22, 2008. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2010. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2008 contract review process, Trustees received extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds since their inception on May 1, 2005 through June 30, 2008. Such performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact on performance of cash and Fund fees. For example, in connection with the Board of Trustees meeting held September 3, 2008, the Manager reported that for the three year

19

period ended June 30, 2008, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 30th, 29th, and 31st percentiles, respectively, of the Lipper Fund “balanced” peer group.

At the Board of Trustees meeting held October 22, 2008, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board noted that the Manager received an advisory fee of 20 basis points, out of which it pays Morningstar a consulting fee of 12 basis points. As part of the fall 2008 contract review process, the Manager agreed to temporarily reduce its management fee from 0.20% of average daily net assets to 0.15% for the period November 1, 2008 through April 30, 2010. The Manager reported that with this reduction, the Funds’ management fee as a percentage of net assets would be in the 55th percentile of the Funds’ peer group. Trustees were provided with information that the Funds’ operating expenses are at approximately the 65th percentile of the Funds’ peer group. Trustees were also provided with information that the total expense ratios (including 12b-1 fees and expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were 18 basis points higher than the peer group median, for the Fusion Moderate Fund were 19 basis points higher than the peer group median, and for the Fusion Growth Fund were 25 basis points higher than the peer group median.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2005 through the end of 2008 (projected). The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2008 were approximately $2.18 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $1.3 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2009, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

20

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 61 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years. Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	37	None
Peggy L. Ettestad, Age 51 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Senior Managing Director, Residential Capital LLC 2003-present; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	37	None
Roger Gelfenbien, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	37	Webster Financial Phoenix Edge Funds (32 Funds)
Dickson W. Lewis, Age 60 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Lifetouch Canada, 2006 to present; Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2002 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.	37	None
Claire R. Leonardi, Age 53 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	37	University of CT Health Center
Arthur C. Reeds III, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	37	Connecticut Water Service, Inc.
Peter W. McClean, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	37	Cyrus Reinsurance; MoA Hospitality; Energy Capital, LLC Advisory Board

21

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 42 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Investment Management LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	37	None
Robert DeChellis, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, March 2007 to present, formerly Sr VP of Marketing and Product Innovation July 2006 to March 2007; Executive Vice President, Travelers Life from October 2004 to December 2005; Executive Vice President, Jackson National Life Distributors, Inc. from August 2002 to October 2004.	37	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 63 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Troy Sheets, Age 37 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer,Principal Accounting Officer and Principal Financial Officer	Since 6/04	Senior Vice President of Financial Services of Citi Fund Services, Inc. from 2002 to present; Audit Manager with KPMG LLP from 1998-2002.
Stephen G. Simon, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 38 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

22

The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	ANNRPT1208 2/09

AZL FusionSM
Growth Fund
Annual Report
December 31, 2008

Management Discussion and Analysis

Expense Example and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Growth Fund
Allianz Investment Management LLC (formerly Allianz Life Advisers, LLC) serves as the Manager for the AZL FusionSM Growth Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2008?
For the 12-month period ended December 31, 2008, the AZL FusionSM Growth Fund returned –38.77%. That compared to a –29.84% total return for its benchmark, a composite index comprised of an 80% weighting in the S&P 500 Index1 and a 20% weighting in the Barclays Capital U.S. Aggregate Bond Index1 (formerly Lehman Brothers U.S. Aggregate Bond Index)1.
The AZL FusionSM Growth Fund generates broad diversification2 by investing in 26 underlying funds as of December 31, 2008, including portfolios that invest in stocks as well as portfolios that invest in fixed-income securities. The Fund also invests in non-traditional investments such as commodities and global tactical asset allocation strategies. The Fund typically holds between 70% and 90% of its assets in equity funds and 10% to 30% of its assets in fixed-income funds.*
Bonds outperformed stocks during 2008, as the Barclays Capital U.S. Aggregate Bond Index gained 5.24% over the year, while the S&P 500 returned –37.00%. Certain assets held by the Fund underperformed the U.S. market, including international shares, emerging market equities and global real estate.
As the market crisis intensified in the second half of the year, asset classes became increasingly correlated, meaning they moved in similar patterns. This limited the benefits of a diversified portfolio. Investments in Treasury Inflation Protected Securities (TIPS), emerging market bonds and high yield bonds dragged on the relative returns of the Fund’s fixed-income allocation. The Fund’s allocation to commodities also detracted from performance after the sharp drop-off in commodity prices in the second half of the year.*
Most portfolios held by the Fund posted losses for the period under review. Weak returns from the following portfolios particularly weighed on on the Fund’s absolute performance: AZL® Schroder Emerging Markets Equity Fund; AZL® Van Kampen Global Real Estate Fund; AZL® Van Kampen Mid Cap Growth Fund; and PIMCO VIT CommodityRealReturn Portfolio. However, PIMCO VIT Total Return Portfolio benefited the Fund’s overall performance.*
A number of portfolios also lagged their benchmarks and therefore weighed on relative performance. These portfolios included the AZL® Legg Mason Value Fund, AZL® Columbia Mid Cap Value Fund, and the AZL® OCC Opportunity Fund in the equity allocation, and PIMCO VIT Global Bond Portfolio and PIMCO VIT Real Return Portfolio in the fixed income allocation.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2008.

[1]	The Standard & Poor’s 500 Index (“S&P 500”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index.

[2]	Diversification does not guarantee a profit nor protect against a loss.

1

AZL FusionSM Growth Fund Review
Fund Objective
The Fund seeks to achieve long-term capital appreciation. The Fund is a professionally managed fund which seeks to achieve its goal through investments in a combination of Permitted Underlying Funds that represent different asset classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth based investments can perform differently from the market as a whole and can be more volatile than other types of securities.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Funds benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2008

			Since
			Inception
	1 Year	3 Year	(4/29/05)
AZL FusionSM Growth Fund	-38.77%	-10.10%	-5.43%
Growth Composite Index	-29.84%	-5.55%	-2.61%
S&P 500 Index	-37.00%	-8.36%	-4.61%
Barclays Capital U.S. Aggregate Bond Index	5.24%	5.51%	4.92%

Expense Ratio
Gross	1.39%[1]
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2008. The Manager and the Fund have entered into a written contract limiting operating expenses to 0.30% through April 30, 2010. Additional information pertaining to the December 31, 2008 expense ratios can be found in the financial highlights.

[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against a composite index (the “Growth Composite Index”) which consists of 80% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 20% of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index). The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08
AZL Fusion Growth Fund	$1,000.00	$671.40	$0.97	0.23%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08
AZL Fusion Growth Fund	$1,000.00	$1,023.98	$1.17	0.23%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Growth Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2008:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	2.6%
AZL Alternative Investments Trust	5.3
AZL BlackRock Capital Appreciation Fund	4.9
AZL Columbia Mid Cap Value Fund	2.2
AZL Davis NY Venture Fund	9.7
AZL Franklin Small Cap Value Fund	2.9
AZL Jennison 20/20 Focus Fund	9.0
AZL NACM International Fund	4.2
AZL OCC Opportunity Fund	1.5
AZL Oppenheimer International Growth Fund	1.6
AZL PIMCO Fundamental IndexPLUS Total Return Fund	4.8
AZL S&P 500 Index Fund	6.2
AZL Schroder Emerging Markets Equity Fund	3.1
AZL Schroder International Small Cap Fund	3.6
AZL Strategic Investments Trust	2.2
AZL Turner Quantitative Small Cap Growth Fund	1.5
AZL Van Kampen Comstock Fund	8.9
AZL Van Kampen Global Real Estate Fund	3.8
AZL Van Kampen Mid Cap Growth Fund	3.4
PIMCO PVIT CommodityRealReturn Portfolio	3.4
PIMCO PVIT Emerging Markets Bond Portfolio	1.6
PIMCO PVIT Global Bond Portfolio	2.9
PIMCO PVIT High Yield Portfolio	1.6
PIMCO PVIT Real Return Portfolio	1.6
PIMCO PVIT Total Return Portfolio	5.9
Premier VIT OpCap Mid Cap Portfolio	1.5

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
December 31, 2008

		Fair
Shares		Value
Affiliated Investment Companies (99.9%):

1,592,348	AZL AIM International Equity Fund	$16,417,111
4,292,757	AZL Alternative Investments Trust*	33,698,144
3,578,433	AZL BlackRock Capital Appreciation Fund*	30,989,227
2,818,449	AZL Columbia Mid Cap Value Fund	14,120,428
7,617,938	AZL Davis NY Venture Fund	61,629,114
1,777,040	AZL Franklin Small Cap Value Fund	18,321,279
6,773,327	AZL Jennison 20/20 Focus Fund	57,166,878
5,127,538	AZL NACM International Fund	26,252,995
1,374,908	AZL OCC Opportunity Fund*	9,583,111
948,547	AZL Oppenheimer International Growth Fund	9,864,891
5,034,387	AZL PIMCO Fundamental IndexPLUS Total Return Fund*	30,458,039
6,349,540	AZL S&P 500 Index Fund, Class 2	39,049,672
4,259,254	AZL Schroder Emerging Markets Equity Fund, Class 2	19,422,197
4,538,931	AZL Schroder International Small Cap Fund	22,558,487
1,398,714	AZL Strategic Investments Trust*	13,987,138
1,594,592	AZL Turner Quantitative Small Cap Growth Fund*	9,344,307
9,091,043	AZL Van Kampen Comstock Fund	56,091,735
4,390,662	AZL Van Kampen Global Real Estate Fund	23,973,016
3,164,485	AZL Van Kampen Mid Cap Growth Fund	21,676,723
3,036,915	PIMCO PVIT CommodityRealReturn Portfolio	21,258,406
994,630	PIMCO PVIT Emerging Markets Bond Portfolio	10,264,582
1,514,228	PIMCO PVIT Global Bond Portfolio	18,549,290
1,763,163	PIMCO PVIT High Yield Portfolio	9,979,500
901,548	PIMCO PVIT Real Return Portfolio	10,151,429
3,626,334	PIMCO PVIT Total Return Portfolio	37,387,507
1,122,917	Premier VIT OpCap Mid Cap Portfolio	9,724,458

Total Affiliated Investment Companies (Cost $895,478,536)		631,919,664

Total Investment Securities (Cost $895,478,536)(a) — 99.9%		631,919,664
Net other assets (liabilities) — 0.1%		510,099

Net Assets — 100.0%		$632,429,763

Percentages indicated are based on net assets as of December 31, 2008.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $947,618,948. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,119,670
Unrealized depreciation	(319,818,954)

Net unrealized depreciation	$(315,699,284)

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
December 31, 2008

AZL
Fusion Growth
Fund

Assets:
Investments in affiliates, at cost	$895,478,536

Investments in affiliates, at value	$631,919,664
Interest and dividends receivable	352,604
Receivable for capital shares issued	642,557
Receivable for affiliated investments sold	14,286,178
Receivable from administrator	21,335
Prepaid expenses	17,045

Total Assets	647,239,383

Liabilities:
Cash overdraft	298,193
Payable for affiliated investments purchased	14,339,554
Manager fees payable	75,681
Administration fees payable	6,678
Administrative and compliance services fees payable	9,440
Other accrued liabilities	80,074

Total Liabilities	14,809,620

Net Assets	$632,429,763

Net Assets Consist of:
Capital	$1,006,615,120
Accumulated net investment income/(loss)	17,322,041
Accumulated net realized gains/(losses) from investment transactions	(127,948,526)
Net unrealized appreciation/(depreciation) on investments	(263,558,872)

Net Assets	$632,429,763

Shares of beneficial interest (unlimited number of shares authorized, no par value)	85,958,521
Net Asset Value (offering and redemption price per share)	$7.36

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Year Ended December 31, 2008

AZL
Fusion Growth
Fund

Investment Income:
Interest	$63,553
Dividends	12,680,779

Total Investment Income	12,744,332

Expenses:
Manager fees	1,842,987
Administration fees	83,539
Custodian fees	5,599
Administrative and compliance service fees	37,325
Trustees’ fees	84,786
Professional fees	54,586
Shareholder reports	8,878
Interest expense on cash overdraft	63,707
Other expenses	62,484

Total expenses before reductions	2,243,891
Less expenses waived/reimbursed by the Manager	(49,565)

Net expenses	2,194,326

Net Investment Income/(Loss)	10,550,006

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(169,151,818)
Net realized gain distributions from affiliated underlying funds	53,832,576
Net realized gains/(losses) on security transactions from non-affiliates	4,034,368
Change in unrealized appreciation/(depreciation) on investments	(323,825,715)

Net Realized/Unrealized Gains/(Losses) on Investments	(435,110,589)

Change in Net Assets Resulting From Operations	$(424,560,583)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL
	Fusion Growth Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2008	2007

Change in Net Assets:
Operations:
Net investment income/(loss)	$10,550,006	$11,432,279
Net realized gains/(losses) on investment transactions	(111,284,874)	49,957,297
Change in unrealized appreciation/(depreciation) on investments	(323,825,715)	(11,166,923)

Change in net assets resulting from operations	(424,560,583)	50,222,653

Dividends to Shareholders:
From net investment income	(13,701,686)	(4,960,285)
From net realized gains on investments	(52,140,296)	(17,097,785)

Change in net assets resulting from dividends to shareholders	(65,841,982)	(22,058,070)

Capital Transactions:
Proceeds from shares issued	225,372,043	304,962,508
Proceeds from dividends reinvested	65,841,982	22,058,070
Value of shares redeemed	(295,734,581)	(128,271,655)

Change in net assets resulting from capital transactions	(4,520,556)	198,748,923

Change in net assets	(494,923,121)	226,913,506
Net Assets:
Beginning of period	1,127,352,884	900,439,378

End of period	$632,429,763	$1,127,352,884

Accumulated net investment income/(loss)	$17,322,041	$15,382,956

Share Transactions:
Shares issued	21,158,667	23,381,850
Dividends reinvested	6,623,942	1,728,689
Shares redeemed	(28,978,876)	(10,019,832)

Change in shares	(1,196,267)	15,090,707

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

				April 29, 2005 to
	Year Ended December 31,			December 31,
	2008	2007	2006	2005(a)

Net Asset Value, Beginning of Period	$12.94	$12.49	$11.21	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.12	0.12	0.06	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(4.94)	0.60	1.29	1.20

Total from Investment Activities	(4.82)	0.72	1.35	1.21

Dividends to Shareholders From:
Net Investment Income	(0.16)	(0.06)	(0.01)	—
Net Realized Gains	(0.60)	(0.21)	(0.06)	—

Total Dividends	(0.76)	(0.27)	(0.07)	—

Net Asset Value, End of Period	$7.36	$12.94	$12.49	$11.21

Total Return(b) (c)	(38.77)%	5.75%	12.20%	12.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$632,430	$1,127,353	$900,439	$342,171
Net Investment Income/(Loss)(d)	1.15%	1.10%	0.81%	0.42%
Expenses Before Reductions(d) (e)	0.24%	0.25%	0.26%	0.38%
Expenses Net of Reductions(d)	0.24%	0.25%	0.26%	0.30%
Portfolio Turnover Rate(c)	62.37%	32.07%	28.37%	0.58%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements
December 31, 2008

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Growth Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the Fund’s adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2008

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses , excluding interest expense (e.g., cash overdraft fees) and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the year ended December 31, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Growth Fund	0.20%	0.30%

*	Effective November 1, 2008 the Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. For the period January 1, 2008 through October 31, 2008 the voluntary waiver was not in effect.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2008 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2008

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2008, $37,839 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended December 31, 2008, actual Trustee compensation was $658,000 in total for both Trusts.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of December 31, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investment	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$584,234,382	$—
Level 2 — Other Significant Observable Inputs	47,685,282	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$631,919,664	$—

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2008

5. Security Purchases and Sales

For the year ended December 31, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Growth Fund	$580,513,663	$585,435,204

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended December 31, 2008.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $104,615,297 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Growth Fund	$18,202,780	$47,639,202	$65,841,982

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2007 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Growth Fund	$14,926,745	$7,131,325	$22,058,070

As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	Earnings (Deficit)
AZL Fusion Growth Fund	$20,005,640	$26,123,584	$46,129,224	$(104,615,297)	$(315,699,284)	$(374,185,357)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Growth Fund (the Fund) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for each period in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodians and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each year in the two-year period then ended, and the financial highlights for each period in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 25, 2009

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For corporate shareholders, 14.44% of the total ordinary income distributions paid during the year ended December 31, 2008 qualify for the corporate dividends received deduction.

For the period ended December 31, 2008, the Fund had net long-term capital gains of $47,639,202.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to 0.20% of each Fund’s average daily net assets. As noted below, the Manager has agreed to temporarily reduce this fee to 0.15% for the period November 1, 2008 through April 30, 2010. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed 0.30% until at least May 1, 2010.

Morningstar Associates, LLC (“Morningstar”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement the Manager pays Morningstar 0.12% of the average daily net assets of the Funds.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on

17

particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2008. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 15, 2008, and at “in person” Board of Trustees meetings held October 21 and 22, 2008. The Agreement was approved at the Board meeting of October 22, 2008. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2010. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2008 contract review process, Trustees received extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds since their inception on May 1, 2005 through June 30, 2008. Such performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact on performance of cash and Fund fees. For example, in connection with the Board of Trustees meeting held September 3, 2008, the Manager reported that for the three year

18

period ended June 30, 2008, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 30th, 29th, and 31st percentiles, respectively, of the Lipper Fund “balanced” peer group.

At the Board of Trustees meeting held October 22, 2008, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board noted that the Manager received an advisory fee of 20 basis points, out of which it pays Morningstar a consulting fee of 12 basis points. As part of the fall 2008 contract review process, the Manager agreed to temporarily reduce its management fee from 0.20% of average daily net assets to 0.15% for the period November 1, 2008 through April 30, 2010. The Manager reported that with this reduction, the Funds’ management fee as a percentage of net assets would be in the 55th percentile of the Funds’ peer group. Trustees were provided with information that the Funds’ operating expenses are at approximately the 65th percentile of the Funds’ peer group. Trustees were also provided with information that the total expense ratios (including 12b-1 fees and expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were 18 basis points higher than the peer group median, for the Fusion Moderate Fund were 19 basis points higher than the peer group median, and for the Fusion Growth Fund were 25 basis points higher than the peer group median.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2005 through the end of 2008 (projected). The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2008 were approximately $2.18 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $1.3 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2009, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

19

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 61 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years. Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	37	None
Peggy L. Ettestad, Age 51 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Senior Managing Director, Residential Capital LLC 2003-present; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	37	None
Roger Gelfenbien, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	37	Webster Financial Phoenix Edge Funds (32 Funds)
Dickson W. Lewis, Age 60 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Lifetouch Canada, 2006 to present; Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2002 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.	37	None
Claire R. Leonardi, Age 53 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	37	University of CT Health Center
Arthur C. Reeds III, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	37	Connecticut Water Service, Inc.
Peter W. McClean, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	37	Cyrus Reinsurance; MoA Hospitality; Energy Capital, LLC Advisory Board

20

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 42 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Investment Management LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	37	None
Robert DeChellis, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, March 2007 to present, formerly Sr VP of Marketing and Product Innovation July 2006 to March 2007; Executive Vice President, Travelers Life from October 2004 to December 2005; Executive Vice President, Jackson National Life Distributors, Inc. from August 2002 to October 2004.	37	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 63 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Troy Sheets, Age 37 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer,Principal Accounting Officer and Principal Financial Officer	Since 6/04	Senior Vice President of Financial Services of Citi Fund Services, Inc. from 2002 to present; Audit Manager with KPMG LLP from 1998-2002.
Stephen G. Simon, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 38 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

21

The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	ANNRPT1208 2/09

AZL FusionSM
Moderate Fund
Annual Report
December 31, 2008

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Moderate Fund
Allianz Investment Management LLC (formerly Allianz Life Advisers, LLC) serves as the Manager for the AZL FusionSM Moderate Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2008?
For the 12-month period ended December 31, 2008, the AZL FusionSM Moderate Fund returned –32.76%. That compared to a –24.07% total return for its benchmark, a composite index comprised of a 65% weighting in the S&P 500 Index1 and a 35% weighting in the Barclays Capital U.S. Aggregate Bond Index1 (formerly Lehman Brothers U.S. Aggregate Bond Index).
The AZL FusionSM Moderate Fund generates broad diversification2 by investing in 26 underlying funds as of December 31, 2008, including portfolios that invest in stocks as well as portfolios that invest in fixed-income securities. The Fund also invests in non-traditional investments such as commodities and global tactical asset allocation strategies. The Fund typically holds between 55% and 75% of its assets in equity funds and the remaining 25% to 45% of its assets in fixed-income funds.
Bonds outperformed stocks during 2008: The S&P 500 returned –37.00%, while the Barclays Capital U.S. Aggregate Bond Index returned 5.24%. The Fund’s performance was hurt by its asset allocation as well as underperformance from individual portfolio managers. Certain assets held by the Fund underperformed the U.S. market, including international shares, emerging market equities and global real estate.*
As the market crisis intensified in the second half of the year, many asset classes became increasingly correlated, meaning they moved in similar patterns. This limited the benefits of a diversified portfolio. Investments in Treasury Inflation Protected Securities (“TIPS”), emerging market bonds and high-yield bonds dragged on the relative returns of the Fund’s fixed-income allocation. The Fund’s allocation to commodities also detracted from relative performance due to the sharp drop-off in commodity prices in the second half of the year.*
Most portfolios held by the Fund posted losses for the period under review. Weak returns from the following portfolio’s particularly weighed on the Fund’s absolute performance: AZL® Schroder Emerging Markets Equity Fund; AZL® Van Kampen Global Real Estate Fund; AZL® Van Kampen Mid Cap Growth Fund; and PIMCO VIT CommodityRealReturn Portfolio. However, the PIMCO VIT Total Return Portfolio benefited the Fund’s overall performance.*
A number of portfolios also lagged their benchmarks and therefore weighed on relative performance. These portfolios included the AZL® Legg Mason Value Fund; AZL® Columbia Mid Cap Value Fund; and the AZL® OCC Opportunity Fund in the equity allocation, and PIMCO VIT Global Bond Portfolio and PIMCO VIT Real Return Portfolio in the fixed-income allocation.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2008.

[1]	The Standard & Poor’s 500 Index (“S&P 500”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index) is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index.

[2]	Diversification does not guarantee a profit nor protect against a loss.

AZL FusionSM Moderate Fund Review
Fund Objective
The Fund seeks to achieve long-term capital appreciation. The Fund is a professionally managed fund which seeks to achieve its goal through investment in a combination of Permitted Underlying Funds that represent different asset classes in the Fund’s asset allocation.
Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2008

			Since
			Inception
	1 Year	3 Year	(4/29/05)

AZL FusionSM Moderate Fund	-32.76%	-7.43%	-3.86%

Moderate Composite Index	-24.07%	-3.46%	-1.13%

S&P500 Index	-37.00%	-8.36%	-4.61%

Barclays Capital U.S. Aggregate Bond Index	5.24%	5.51%	4.92%

Expense Ratio

Gross	1.32%[1]

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2008. The Manager and the Fund have entered into a written contract limiting operating expenses to 0.30% through April 30, 2010. Additional information pertaining to the December 31, 2008 expense ratios can be found in the financial highlights.

[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against a composite index (the “Moderate Composite Index”) which consists of 65% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 35% of the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers U.S. Aggregate Bond Index). The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08
AZL Fusion Moderate Fund	$1,000.00	$719.90	$0.99	0.23%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08
AZL Fusion Moderate Fund	$1,000.00	$1,023.98	$1.17	0.23%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Moderate Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2008:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	3.5%
AZL Alternative Investments Trust	5.3
AZL BlackRock Capital Appreciation Fund	3.8
AZL Columbia Mid Cap Fund	1.8
AZL Davis NY Venture Fund	7.7
Dreyfus Treasury Prime Cash Management	0.0
AZL Franklin Small Cap Value Fund	2.4
AZL Jennison 20/20 Focus Fund	7.1
AZL NACM International Fund	3.5
AZL OCC Opportunity Fund	1.2
AZL PIMCO Fundamental IndexPLUS Total Return Fund	3.8
AZL S&P 500 Index Fund	4.4
AZL Schroder Emerging Market Equity Fund	2.2
AZL Schroder International Small Cap Fund	3.2
AZL Strategic Investments Trust	2.1
AZL Turner Quantitative Small Cap Growth Fund	1.2
AZL Van Kampen Comstock Fund	7.0
AZL Van Kampen Global Real Estate Fund	2.8
AZL Van Kampen Mid Cap Growth Fund	2.6
PIMCO PVIT CommodityRealReturn Portfolio	2.5
PIMCO PVIT Emerging Markets Bond Portfolio	3.7
PIMCO PVIT Global Bond Portfolio	6.5
PIMCO PVIT High Yield Portfolio	3.6
PIMCO PVIT Real Return Portfolio	3.8
PIMCO PVIT Total Return Portfolio	12.9
Premier VIT OpCap Mid Cap Portfolio	1.3

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
December 31, 2008

		Fair
Shares		Value
Affiliated Investment Companies (99.9%):
1,503,586	AZL AIM International Equity Fund	$15,501,970
2,932,875	AZL Alternative Investments Trust*	23,023,071
1,940,558	AZL BlackRock Capital Appreciation Fund*	16,805,235
1,564,529	AZL Columbia Mid Cap Value Fund	7,838,293
4,149,337	AZL Davis NY Venture Fund	33,568,133
1,018,987	AZL Franklin Small Cap Value Fund	10,505,753
3,702,358	AZL Jennison 20/20 Focus Fund	31,247,897
3,031,479	AZL NACM International Fund	15,521,172
778,822	AZL OCC Opportunity Fund*	5,428,388
2,742,695	AZL PIMCO Fundamental IndexPLUS Total Return Fund*	16,593,306
3,163,855	AZL S&P 500 Index Fund, Class 2	19,457,710
2,156,064	AZL Schroder Emerging Markets Equity Fund, Class 2	9,831,653
2,851,655	AZL Schroder International Small Cap Fund	14,172,725
927,010	AZL Strategic Investments Trust*	9,270,097
900,824	AZL Turner Quantitative Small Cap Growth Fund*	5,278,830
4,988,967	AZL Van Kampen Comstock Fund	30,781,925
2,249,618	AZL Van Kampen Global Real Estate Fund	12,282,914
1,687,867	AZL Van Kampen Mid Cap Growth Fund	11,561,891
1,591,661	PIMCO PVIT CommodityRealReturn Portfolio	11,141,630
1,573,450	PIMCO PVIT Emerging Markets Bond Portfolio	16,237,999
2,269,761	PIMCO PVIT Global Bond Portfolio	27,804,571
2,796,379	PIMCO PVIT High Yield Portfolio	15,827,507
1,420,236	PIMCO PVIT Real Return Portfolio	15,991,861
5,486,301	PIMCO PVIT Total Return Portfolio	56,563,765
632,101	Premier VIT OpCap Mid Cap Portfolio	5,473,991

Total Affiliated Investment Companies (Cost $580,875,499)		437,712,287
Investment Company (0.0%):
67,868	Dreyfus Treasury Prime Cash Management, 0.17%(a)	67,868

Total Investment Company (Cost $67,868)		67,868

Total Investment Securities (Cost $580,943,367)(b) — 99.9%		437,780,155
Net other assets (liabilities) — 0.1%		536,520

Net Assets — 100.0%		$438,316,675

Percentages indicated are based on net assets as of December 31, 2008.

*	Non-income producing security.

(a)	Variable rate security. The rate presented represents the rate in effect at December 31, 2008. The date presented represents the final maturity date.

(b)	Cost for federal income tax purposes is $625,171,687. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,989,395
Unrealized depreciation	(190,380,927)

Net unrealized depreciation	$(187,391,532)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
December 31, 2008

AZL Fusion
Moderate
Fund

Assets:
Investments in affiliates, at cost	$580,875,499
Investments in non-affiliates, at cost	67,868

Total Investment Securities, at cost	$580,943,367

Investments in affiliates, at value	$437,712,287
Investments in non-affiliates, at value	67,868

Total Investment Securities, at value	437,780,155
Interest and dividends receivable	544,657
Receivable for capital shares issued	712,706
Receivable for affiliated investments sold	6,742,765
Prepaid expenses	11,955

Total Assets	445,792,238

Liabilities:
Payable for affiliated investments purchased	7,354,866
Payable for capital shares redeemed	1,127
Manager fees payable	52,581
Administration fees payable	5,928
Administrative and compliance services fees payable	6,753
Other accrued liabilities	54,308

Total Liabilities	7,475,563

Net Assets	$438,316,675

Net Assets Consist of:
Capital	$653,596,355
Accumulated net investment income/(loss)	15,068,638
Accumulated net realized gains/(losses) from investment transactions	(87,185,106)
Net unrealized appreciation/(depreciation) on investments	(143,163,212)

Net Assets	$438,316,675

Shares of beneficial interest (unlimited number of shares authorized, no par value)	56,572,235
Net Asset Value (offering and redemption price per share)	$7.75

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Year Ended December 31, 2008

AZL Fusion
Moderate
Fund

Investment Income:
Interest	$52,026
Dividends	13,315,347

Total Investment Income	13,367,373

Expenses:
Manager fees	1,315,452
Administration fees	73,994
Custodian fees	5,481
Administrative and compliance service fees	26,828
Trustees’ fees	60,085
Professional fees	38,140
Shareholder reports	6,650
Interest expense on cash overdraft	52,149
Other expenses	43,648

Total expenses before reductions	1,622,427
Less expenses waived/reimbursed by the Manager	(34,597)

Net expenses	1,587,830

Net Investment Income/(Loss)	11,779,543

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(111,639,931)
Net realized gain distributions from affiliated underlying funds	31,852,734
Net realized gain/(losses) on security transactions from non-affiliates	2,774,689
Change in unrealized appreciation/(depreciation) on investments	(185,350,463)

Net Realized/Unrealized Gains/(Losses) on Investments	(262,362,971)

Change in Net Assets Resulting From Operations	$(250,583,428)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion Moderate Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2008	2007

Change in Net Assets:
Operations:
Net investment income/(loss)	$11,779,543	$13,869,190
Net realized gains/(losses) on investment transactions	(77,012,508)	32,070,009
Change in unrealized appreciation/(depreciation) on investments	(185,350,463)	(2,472,644)

Change in net assets resulting from operations	(250,583,428)	43,466,555

Dividends to Shareholders:
From net investment income	(15,014,187)	(7,185,207)
From net realized gains on investments	(34,684,053)	(11,541,519)

Change in net assets resulting from dividends to shareholders	(49,698,240)	(18,726,726)

Capital Transactions:
Proceeds from shares issued	126,975,582	236,134,168
Proceeds from dividends reinvested	49,698,240	18,726,726
Value of shares redeemed	(268,777,542)	(97,609,987)

Change in net assets resulting from capital transactions	(92,103,720)	157,250,907

Change in net assets	(392,385,388)	181,990,736
Net Assets:
Beginning of period	830,702,063	648,711,327

End of period	$438,316,675	$830,702,063

Accumulated net investment income/(loss)	$15,068,638	$16,228,581

Share Transactions:
Shares issued	12,250,620	19,026,478
Dividends reinvested	5,004,858	1,534,978
Shares redeemed	(27,385,621)	(7,998,757)

Change in shares	(10,130,143)	12,562,699

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

				April 29, 2005 to
	Year Ended December 31,			December 31,
	2008	2007	2006	2005(a)

Net Asset Value, Beginning of Period	$12.45	$11.98	$10.91	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.23	0.20	0.12	0.08 (b)
Net Realized and Unrealized Gains/(Losses) on Investments	(4.13)	0.58	1.04	0.83

Total from Investment Activities	(3.90)	0.78	1.16	0.91

Dividends to Shareholders From:
Net Investment Income	(0.24)	(0.12)	(0.02)	—
Net Realized Gains	(0.56)	(0.19)	(0.07)	—

Total Dividends	(0.80)	(0.31)	(0.09)	—

Net Asset Value, End of Period	$7.75	$12.45	$11.98	$10.91

Total Return(c) (d)	(32.76)%	6.54%	10.71%	9.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$438,317	$830,702	$648,711	$303,316
Net Investment Income/(Loss)(e)	1.79%	1.82%	1.50%	1.09%
Expenses Before Reductions(e) (f)	0.25%	0.25%	0.27%	0.42%
Expenses Net of Reductions(e)	0.24%	0.25%	0.27%	0.30%
Portfolio Turnover Rate(d)	55.14%	31.35%	23.53%	0.00%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements
December 31, 2008

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Moderate Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the Fund’s adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value..

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2008

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses , excluding interest expense (e.g., cash overdraft fees) and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the year ended December 31, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Moderate Fund	0.20%	0.30%

*	Effective November 1, 2008 the Manager and the Fund have entered into a written agreement whereby the manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. For the period January 1, 2008 through October 31, 2008 the voluntary waivers were not in effect.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2008 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2008

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2008, $27,046 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended December 31, 2008, actual Trustee compensation was $658,000 in total for both Trusts.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of December 31, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investment	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$405,486,987	$—
Level 2 — Other Significant Observable Inputs	32,293,168	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$437,780,155	$—

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2008

5. Security Purchases and Sales

For the year ended December 31, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Moderate Fund	$365,109,511	$463,245,703

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended December 31, 2008.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $59,815,428 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Moderate Fund	$19,347,776	$30,350,464	$49,698,240

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2007 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Moderate Fund	$14,488,775	$4,237,951	$18,726,726

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2008

As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	Earnings (Deficit)
AZL Fusion Moderate Fund	$17,239,832	$14,687,448	$31,927,280	$(59,815,428)	$(187,391,532)	$(215,279,680)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Moderate Fund (the Fund) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for each period in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodians and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each year in the two-year period then ended, and the financial highlights for each period in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 25, 2009

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For corporate shareholders, 7.10% of the total ordinary income distributions paid during the year ended December 31, 2008 qualify for the corporate dividends received deduction.

For the period ended December 31, 2008, the Fund had net long-term capital gains of $30,350,464.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to 0.20% of each Fund’s average daily net assets. As noted below, the Manager has agreed to temporarily reduce this fee to 0.15% for the period November 1, 2008 through April 30, 2010. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed 0.30% until at least May 1, 2010.

Morningstar Associates, LLC (“Morningstar”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement the Manager pays Morningstar 0.12% of the average daily net assets of the Funds.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2008. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 15, 2008, and at “in person” Board of Trustees meetings held October 21 and 22, 2008. The Agreement was approved at the Board meeting of October 22, 2008. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2010. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2008 contract review process, Trustees received extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds since their inception on May 1, 2005 through June 30, 2008. Such performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact on performance of cash and Fund fees. For example, in connection with the Board of Trustees meeting held September 3, 2008, the Manager reported that for the three year period ended June 30, 2008, the AZL Fusion Balanced, Moderate and Growth Funds ranked in the 30th, 29th, and 31st percentiles, respectively, of the Lipper Fund “balanced” peer group.

At the Board of Trustees meeting held October 22, 2008, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board noted that the Manager received an advisory fee of 20 basis points, out of which it pays Morningstar a consulting fee of 12 basis points. As part of the fall 2008 contract review process, the Manager agreed to temporarily reduce its management fee from 0.20% of average daily net assets to 0.15% for the period November 1, 2008 through April 30, 2010. The Manager reported that with this reduction, the Funds’ management fee as a percentage of net assets would be in the 55th percentile of the Funds’ peer group. Trustees were provided with information that the Funds’ operating expenses are at approximately the 65th percentile of the Funds’ peer group. Trustees were also provided with information that the total expense ratios (including 12b-1 fees and expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were 18 basis points higher than the peer group median, for the Fusion Moderate Fund were 19 basis points higher than the peer group median, and for the Fusion Growth Fund were 25 basis points higher than the peer group median.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2005 through the end of 2008 (projected). The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2008 were approximately $2.18 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $1.3 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2009, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 61 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002-2005; Senior Officer Citibank and Citicorp for over 25 years. Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	37	None
Peggy L. Ettestad, Age 51 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Senior Managing Director, Residential Capital LLC 2003-present; Chief Operations Officer, Transamerica Reinsurance 2002-2003.	37	None
Roger Gelfenbien, Age 65 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	37	Webster Financial Phoenix Edge Funds (32 Funds)
Dickson W. Lewis, Age 60 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Manager, Lifetouch Canada, 2006 to present; Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2002 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.	37	None
Claire R. Leonardi, Age 53 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	37	University of CT Health Center
Arthur C. Reeds III, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	37	Connecticut Water Service, Inc.
Peter W. McClean, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	37	Cyrus Reinsurance; MoA Hospitality; Energy Capital, LLC Advisory Board

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 42 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Investment Management LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	37	None
Robert DeChellis, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President, Allianz Life Financial Services, LLC, March 2007 to present, formerly Sr VP of Marketing and Product Innovation July 2006 to March 2007; Executive Vice President, Travelers Life from October 2004 to December 2005; Executive Vice President, Jackson National Life Distributors, Inc. from August 2002 to October 2004.	37	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years
Michael Radmer, Age 63 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Troy Sheets, Age 37 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer,Principal Accounting Officer and Principal Financial Officer	Since 6/04	Senior Vice President of Financial Services of Citi Fund Services, Inc. from 2002 to present; Audit Manager with KPMG LLP from 1998-2002.
Stephen G. Simon, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 38 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1208 2/09

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Arthur C. Reeds III, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.

	2008	2007
(a) Audit Fees	$27,840	$26,775

(b) Audit-Related Fees	$4,750	$4,500
Fee for both years relate to the review of the annual registration statement filed with the Securities and Exchange Commission.

(c) Tax Fees	$6,645	$6,390
Tax fees for both years related to the preparation of the Funds’ federal and state income, excise tax calculations and review capital gain and income distribution calculations.

	2008	2007
All Other Fees	$0	$0
4(e)(1)
The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy. The Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting. The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor. The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.
4(e)(2)
During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
4(f)
Not applicable
4(g)

2008	2007
$11,395	$10,890
4(h)
Not applicable
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.
(b) Not applicable
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust
By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date March 4, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti
Jeffrey Kletti, President

Date March 4, 2009

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date March 4, 2009

*	Print the name and title of each signing officer under his or her signature.